LIBERTY GROWTH & INCOME FUND
                            LIBERTY SELECT VALUE FUND
                         LIBERTY FEDERAL SECURITIES FUND
                           (collectively, the "Funds")

               Supplement to Statements of Additional Information

The Funds' Statements of Additional Information are revised as follows:

The following non-fundamental investment policy is added under the section entitled "Other Investment Policies" in the Statement of Additional Information for the above-listed funds:

[The Fund may not] acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.


G-35/308O-0603                                                       May 1, 2003